Acquisition of 39PU (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Revenue	$ 865,705	$ 401,814
Cost of revenues	(508,462)	(236,661)
Gross profit	357,243	165,153
Total operating expenses	2,813,636	2,202,161	889,107
Total other income, net	333,966	1,104,145	205,812
Net loss before income taxes	(2,122,427)	(932,863)	(683,295)
Income tax expenses
Net loss	(2,106,600)	27,555,442	(82,889,335)
Less: Net loss attributable to non-controlling interests	$ (15,827)
(Loss) income per share- basic and diluted	$ (0.06)	$ 1.53	$ (7.11)
Weighted Average Shares Outstanding-Basic and Diluted	33,227,331	18,055,150	11,653,729
Urban Tea [Member]
Revenue	$ 865,705
Cost of revenues	(508,462)
Gross profit	357,243
Total operating expenses	(2,813,636)
Total other income, net	333,966
Net loss before income taxes	(2,122,427)
Income tax expenses
Net loss	(2,122,427)
Less: Net loss attributable to non-controlling interests	15,827
Net (loss) income attributable to Urban Tea, Inc.'s Shareholders	$ (2,106,600)
(Loss) income per share- basic and diluted	$ (0.06)
Weighted Average Shares Outstanding-Basic and Diluted	33,227,331
39Pu [Member]
Revenue	$ 119,028
Cost of revenues	(54,946)
Gross profit	64,082
Total operating expenses	(119,086)
Total other income, net	546,050
Net loss before income taxes	491,046
Income tax expenses
Net loss	491,046
Less: Net loss attributable to non-controlling interests
Net (loss) income attributable to Urban Tea, Inc.'s Shareholders	$ 491,046
(Loss) income per share- basic and diluted
Weighted Average Shares Outstanding-Basic and Diluted
Pro Forma Financial Data [Member]
Revenue	$ 984,733
Cost of revenues	(563,408)
Gross profit	421,325
Total operating expenses	(2,932,722)
Total other income, net	880,016
Net loss before income taxes	(1,631,381)
Income tax expenses
Net loss	(1,631,381)
Less: Net loss attributable to non-controlling interests	15,827
Net (loss) income attributable to Urban Tea, Inc.'s Shareholders	$ (1,615,554)
(Loss) income per share- basic and diluted	$ (0.05)
Weighted Average Shares Outstanding-Basic and Diluted	33,227,331